Report of the directors financial review risk report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
100% consensus Central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
100% consensus Upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
100% consensus Downside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
100% Downside 2 scenario
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (5,200)	$ (4,800)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,613	2,413
Increase (decrease) in financial assets	(2,800)	(2,600)
Decrease in allowance for ECL	200
Allowance for ECL | Retail | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets	2,539	2,351
Allowance for ECL | Retail | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(100)	(100)
Allowance for ECL | Retail | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets	2,452	2,285
Allowance for ECL | Retail | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(200)	(100)
Allowance for ECL | Retail | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets	2,662	2,440
Allowance for ECL | Retail | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	0	0
Allowance for ECL | Retail | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	3,567	3,928
Allowance for ECL | Retail | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	1,000	1,500
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,423	2,205
Increase (decrease) in financial assets	(2,400)	(2,200)
Decrease in allowance for ECL	200
Allowance for ECL | Wholesale | 100% consensus Central scenario
Disclosure of financial assets [line items]
Financial assets	2,202	2,031
Allowance for ECL | Wholesale | 100% consensus Central scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(100)	(200)
Allowance for ECL | Wholesale | 100% consensus Upside scenario
Disclosure of financial assets [line items]
Financial assets	1,808	1,612
Allowance for ECL | Wholesale | 100% consensus Upside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(500)	(600)
Allowance for ECL | Wholesale | 100% consensus Downside scenario
Disclosure of financial assets [line items]
Financial assets	3,091	2,877
Allowance for ECL | Wholesale | 100% consensus Downside scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	800	700
Allowance for ECL | Wholesale | 100% Downside 2 scenario
Disclosure of financial assets [line items]
Financial assets	5,133	6,555
Allowance for ECL | Wholesale | 100% Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 2,900	$ 4,300